Mining interests and plant and equipment - Disclosure of detailed information about mining interests and plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 189
Adoption of IFRS 16	9,432
Acquisition of Barkerville	272,121
NSR royalty held on the Cariboo property prior to the acquisition of Barkerville	56,070
Additions	7,150
Depreciation	(1,499)
Depreciation capitalized	230
Closing balance	343,693	$ 189
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	345,689
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	(1,996)
Mining interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Adoption of IFRS 16	0
Acquisition of Barkerville	258,153
NSR royalty held on the Cariboo property prior to the acquisition of Barkerville	56,070
Additions	5,555
Depreciation	0
Depreciation capitalized	230
Closing balance	320,008	0
Mining interests [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	320,008
Mining interests [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	0
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	189	258
Adoption of IFRS 16	9,432	0
Acquisition of Barkerville	13,968	0
NSR royalty held on the Cariboo property prior to the acquisition of Barkerville	0	0
Additions	1,595	105
Depreciation	(1,499)	(174)
Depreciation capitalized	0	0
Closing balance	23,685	189
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	684
Closing balance	25,681	684
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(495)
Closing balance	$ (1,996)	$ (495)